Shareholders' equity and dividends - narrative (Details)				3 Months Ended		12 Months Ended
	Jul. 23, 2020 NOK (kr)	Jul. 23, 2020 USD ($)	May 14, 2020	Dec. 31, 2020 NOK (kr) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 NOK (kr) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares
Total number of shares issued | shares				3,257,687,707				3,257,687,707	3,338,661,219	3,338,661,219
Dividends declared per share | $ / shares				$ 0.12
Increase (decrease) through treasury share transactions, equity						$ (890,000,000)	$ (500,000,000)
United States Dollar (USD) [Member]
Share capital								$ 1,163,987,792		$ 1,184,547,766
Dividends declared per share | $ / shares						$ 0.56	$ 1.04
Norwegian kroner (NOK) [Member]
Share capital | kr				$ 8,144,219,267.5					kr 8,346,653,047.5
Nominal value per share | $ / shares								$ 2.5		$ 2.5
Treasury shares employees [member]
Treasury shares purchased						$ 68,000,000	$ 68,000,000
Share buyback programme [member]
Number of shares outstanding | shares				0				0	23,578,410	23,578,410	0
Agreement to buy treasury shares					$ 5,000,000,000
Short-term obligation settled	kr 9,100,000,000	$ 900,000,000
Share buyback programme [member] | Norwegian State [Member]
Proportion of ownership interest divested			67.00%
Share buyback programme [member] | Share-based Payment Arrangement, Tranche One [member]
Increase (decrease) through treasury share transactions, equity					(500,000,000)
Agreement to buy treasury shares					$ 1,500,000,000
Share buyback programme [member] | Share Based Payment Arrangement Tranche Two [member]
Cancellation of agreement to buy back shares | kr				$ 675,000,000